Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN TRUSTS
Entity Central Index Key	0000032339
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000032303
Shareholder Report [Line Items]
Fund Name	Elfun Trusts
Trading Symbol	ELFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun Trusts (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Trusts	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 4,205,597,755
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$4,205,597,755
# of Portfolio Holdings	46
Portfolio Turnover Rate	19%

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	34.4%
Health Care	12.9%
Financials	10.9%
Communication Services	10.6%
Consumer Discretionary	9.7%
Industrials	6.4%
Energy	3.8%
Materials	3.1%
Utilities	2.8%
Consumer Staples	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	9.0%
NVIDIA Corp.	8.7%
Alphabet, Inc.	6.4%
Apple, Inc.	5.9%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	4.2%
JPMorgan Chase & Co.	2.9%
Broadcom, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Johnson & Johnson	2.3%